Accrued expenses and other (Schedule of Accrued Expenses and Other) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Advance payments from customers	€ 213	€ 29,350
Deferred revenue	7,346	5,938
Accrual for salaries, wages and related taxes and expenses	20,967	60,246
Interest payable	0	307
Payables arising from acquisition of property, plant and equipment	0	14,027
Other	10,134	22,192
Total accrued expenses and other	€ 38,660	€ 132,060